Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	500,000,000	500,000,000
Common stock, shares issued (in Shares)	223,430,764	191,525,129
Common stock, shares outstanding (in Shares)	223,430,764	191,525,129
F shares
Common stock, par value (in Dollars per share)	$ 0.05	$ 0.05
Common stock, shares authorized (in Shares)	10,000,000	10,000,000
Common stock, shares issued (in Shares)	1,499,800	1,499,800
Common stock, shares outstanding (in Shares)	1,499,800	1,499,800